Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 112,955	$ 63,833
Contract assets ()	184,190	231,563
Long-term trade and unbilled receivables	$ 297,145	$ 295,396